SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Summary Of Significant Accounting Policies Tables
Schedule of Intangible assets

March 31, 2018	Gross Carrying Value	Accumulated Amortization
Intellectual property	$1,000	$850
Patents	14,320	14,320

December 31, 2017	Gross Carrying Value	Accumulated Amortization
Intellectual property	$1,000	$800
Patents	14,320	14,320

December 31, 2017	Gross Carrying Value	Accumulated Amortization and Impairment
Intellectual property	$1,000	$800
Patents	14,320	14,320

December 31, 2016	Gross Carrying Value	Accumulated Amortization
Intellectual property	$1,000	$600
Patents	14,320	14,320

Calculation of diluted net loss per share

	March 31,	December 31,
	2018	2017
Options to purchase shares of common stock	14,265	14,265
Series A convertible preferred stock	50,000,000	50,000,000
Total potentially dilutive shares	50,007,530	50,007,530

	Year Ended December 31,
	2017	2016
Options to purchase shares of common stock	14,265	7,530
Series A convertible preferred stock	50,000,000	50,000,000
Total potentially dilutive shares	50,007,530	50,004,959